Accounting Policies Applied - Summary of Intangible Asset and/or Financial Asset from Service Concession Agreements (Detail) - Brazil	12 Months Ended
Dec. 31, 2018
Enel Distribucin Ro S.A. (ex - Ampla) (Distribution)
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	8 years
Enel Distribucin Cear S.A. (ex Coelce) (Distribution) [Member]
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	9 years
Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	26 years
Enel Green Power Proyectos I Volta Grande [Member]
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	29 years
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Service Concession Arrangements [Line Items]
Concession term	30 years
Period remaining to expiration	10 years